Accrued Expenses and Other Current Liabilities - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Accrued payroll	$ 8,168	$ 12,243
Other accrued expenses and liabilities	4,762	6,937
Inventories
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Long-Term Purchase Commitment, Amount	$ 1,588	4,168
Expected Period to Pay Off Remaining Liability	12 months
Employee Severance | Poland
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Accrued payroll	$ 147	0
Employee Severance | United States
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Accrued payroll	54	547
Management
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Accrued payroll	698	5,919
Other accrued expenses and liabilities	117	$ 1,433
Aggregate amount of one-time retention payment	1,634
Executive Officer
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Accrued payroll	303
Aggregate amount of one-time retention payment	$ 800